Performance Management	Sep. 30, 2025
AXS Adaptive Plus Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the S&P 500 Index, a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.axsinvestments.com, or by calling the Fund at 1-833-AXS-ALTS (1-833-297-2587). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the S&P 500 Index, a broad-based market index.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at Net Asset Value per share (“NAV”)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class I Shares
Highest Calendar Quarter Return at NAV	11.21%	Quarter Ended June 30, 2025
Lowest Calendar Quarter Return at NAV	(12.75)%	Quarter Ended March 31, 2025

Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	11.21%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(12.75%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns (for Period Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for Period Ended December 31, 2025)	One Year	Since Inception (9/15/22)
Class I Shares Return Before Taxes	(1.07)%	4.72%
Class I Shares Return After Taxes on Distributions*	(1.78)%	3.90%
Class I Shares Return After Taxes on Distributions and Sale of Fund Shares*	(0.54)%	3.37%
S&P 500 Index** (reflects no deduction for fees, expenses or taxes)	17.88%	20.36%

*       After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I Shares will vary from returns shown for Class I Shares.

**     The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I Shares will vary from returns shown for Class I Shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.axsinvestments.com
Performance Availability Phone [Text]	1-833-297-2587
AXS Dynamic Opportunity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the S&P 500 Total Return Index, a broad-based market index, and additional indices. Updated performance information is available at the Fund’s website, www.axsinvestments.com or by calling the Fund at 1-833-AXS-ALTS (1-833-297-2587). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund acquired the assets and liabilities of the ACM Dynamic Opportunity Fund, a series of Northern Lights Fund Trust III (the “Predecessor Fund”), following the reorganization of the Predecessor Fund on April 28, 2023. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and performance table below for the periods prior to the reorganization reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the S&P 500 Total Return Index, a broad-based market index, and additional indices.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class I Shares
Highest Calendar Quarter Return at NAV	13.87%	Quarter Ended June 30, 2025
Lowest Calendar Quarter Return at NAV	(8.93)%	Quarter Ended March 31, 2025

Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	13.87%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(8.93%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2025)	One Year	Five Years	Ten Years
Class I Shares – Return Before Taxes	10.04%	4.50%	5.68%
Class I Shares – Return After Taxes on Distributions[1]	9.01%	2.57%	4.49%
Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares[1]	6.16%	2.95%	4.17%
S&P 500 Total Return Index[2] (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
Wilshire Liquid Alternative Global Macro IndexSM 3 (reflects no deduction for fees, expenses or taxes)	2.00%	2.62%	1.82%
S&P 500 (Price) Index[4] (reflects no deduction for fees, expenses or taxes)[3]	16.39%	12.75%	12.85%

1      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2      The S&P 500 Total Return Index is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

3      The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. Created in 2014, with a set of time series of data beginning on December 31, 1999, the Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge Index (WLIQAEH), Wilshire Liquid Alternative Global Macro Index (WLIQAGM), Wilshire Liquid Alternative Relative Value Index (WLIQARV), Wilshire Liquid Alternative Multi-Strategy Index (WLIQAMS), and Wilshire Liquid Alternative Event Driven Index (WLIQAED).

4      The S&P 500 Price Index is a stock market index that measures the stock performance of 500 large companies listed on the stock exchange. Investors cannot invest directly in an index.

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.axsinvestments.com
Performance Availability Phone [Text]	1-833-297-2587
AXS Income Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg U.S. Aggregate Bond Index, a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.axsinvestments.com or by calling the Fund at 1-833-AXS-ALTS (1-833-297-2587). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

The Fund acquired the assets and liabilities of the Orinda Income Opportunities Fund, a series of The RBB Fund, Inc., (the “Predecessor Fund”), following the reorganization of the Predecessor Fund on May 13, 2022. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to the reorganization, reflect the performance of the Predecessor Fund. The information between May 14, 2022 and April 27, 2017, reflects the performance of the Orinda Income Opportunities Fund, a series of Advisors Series Trust, which was reorganized into the Predecessor Fund on April 28, 2017; the performance shown in the bar chart prior to that date reflects the performance of the Orinda Income Opportunities Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg U.S. Aggregate Bond Index, a broad-based market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class I Shares
Highest Calendar Quarter Return at NAV	16.91%	Quarter Ended June 30, 2020
Lowest Calendar Quarter Return at NAV	(40.84)%	Quarter Ended March 31, 2020

Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	16.91%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(40.84%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for Periods Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for Periods Ended December 31, 2025)	One Year	Five Years	Ten Years
Class I Shares[1] – Return Before Taxes	(1.38)%	5.08%	3.09%
Class I Shares – Return After Taxes on Distributions[3]	(2.77)%	3.24%	1.23%
Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares[3]	(0.64)%	3.30%	1.70%
Class D Shares[2] – Return Before Taxes	(2.36)%	4.04%	2.08%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)[4]	7.30%	(0.36)%	2.01%

1      The Class I shares commenced operations on June 28, 2013.

2      The Class D shares commenced operations on September 27, 2013.

3      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I shares will vary from returns shown for Class I shares.

4      The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Investors cannot invest directly in an index.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I shares will vary from returns shown for Class I shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.axsinvestments.com
Performance Availability Phone [Text]	1-833-297-2587
AXS Tactical Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg U.S. Aggregate Bond Index, a broad-based market index. Updated performance information is available at the Fund’s website, www.axsinvestments.com or by calling the Fund at 1-833-AXS-ALTS (1-833-297-2587). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund acquired the assets and liabilities of the ACM Tactical Income Fund, a series of Northern Lights Fund Trust III (the “Predecessor Fund”), following the reorganization of the Predecessor Fund on April 28, 2023. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and performance table below for the periods prior to the reorganization reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg U.S. Aggregate Bond Index, a broad-based market index.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) for Fund Class I Shares For each calendar year at NAV
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Calendar Quarter Return at NAV	4.18%	Quarter Ended June 30, 2020
Lowest Calendar Quarter Return at NAV	(2.93)%	Quarter Ended June 30, 2022

Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	4.18%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(2.93%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2025)	One Year	Five Years	Since Inception (12/31/2018)
Class I Shares – Return Before Taxes	4.25%	0.52%	2.14%
Class I Shares – Return After Taxes on Distributions*	2.87%	(1.09)%	0.57%
Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares*	2.54%	(0.27)%	0.99%
Bloomberg U.S. Aggregate Bond Index** (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	1.99%

*       After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

**     The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Investors cannot invest directly in an index.

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.axsinvestments.com
Performance Availability Phone [Text]	1-833-297-2587
AXS FTSE Venture Capital Return Tracker Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Nasdaq OTC Composite Index, a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.axsinvestments.com or by calling the Fund at 1-833-AXS-ALTS (1-833-297-2587). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

The Fund acquired the assets and liabilities of the Leland Thomson Reuters Venture Capital Index Fund, a series of Northern Lights Fund Trust III (the “Predecessor Fund”), following the reorganization of the Predecessor Fund on November 20, 2020. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for the periods prior to the reorganization reflect the performance of the Predecessor Fund prior to commencement of the Fund’s operations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Nasdaq OTC Composite Index, a broad-based market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class I Shares
Highest Calendar Quarter Return at NAV	42.87%	Quarter Ended June 30, 2020
Lowest Calendar Quarter Return at NAV	(36.91)%	Quarter Ended June 30, 2022

Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	42.87%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(36.91%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2025)	One Year	Five Years	Ten Years
Class I Shares – Return Before Taxes	14.39%	3.53%	16.61%
Class I Shares – Return After Taxes on Distributions[1]	14.39%	2.22%	14.13%
Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares[1]	8.52%	2.41%	12.82%
Class A Shares – Return Before Taxes	7.61%	2.06%	15.66%
Class C Shares – Return Before Taxes	12.25%	2.50%	15.47%
NASDAQ OTC Composite Index[2] (reflects no deductions for fees, expenses or taxes)	21.14%	13.35%	17.66%

1      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I Shares.

2      The Nasdaq OTC Composite Index a market capitalization-weighted index of more than 2,500 stocks listed on the Nasdaq stock exchange. It is a broad index that is heavily weighted toward the important technology sector. The index is composed of both domestic and international companies.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I Shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.axsinvestments.com
Performance Availability Phone [Text]	1-833-297-2587